Document and Entity Information	May 19, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001021860
Document Type	8-K
Document Period End Date	May 19, 2021
Entity Registrant Name	NOV INC.
Entity Incorporation State Country Code	DE
Entity File Number	1-12317
Entity Tax Identification Number	76-0475815
Entity Address, Address Line One	7909 Parkwood Circle Drive
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77036
City Area Code	(713)
Local Phone Number	346-7500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	NOV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false